Investment in Real Estate (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 21, 2011	Mar. 21, 2011	Oct. 21, 2011 New Option [Member]	Oct. 01, 2011 New Option [Member]	Sep. 28, 2011 Buy Back Option [Member]
Investment In Real Estate Disclosure [Line Items]
Investment in real estate	$ 675,000
Option Sold							3,900
Option Monthly Fee							10,530
Option Exercised To Buy Back Property										380,679
Issuance Of Option For Properties, Exercise Price									294,321
Monthly Option Fee For Properties									4,591
Issuance Of Option For Properties Partially Exercised								147,500
Exercise Price Of Property After Partial Exercise Of Option						146,821
Monthly Option Fee For Property After Partial Exercise Of Option						2,296
Fees Generated From Seller Buy Back Options		$ 6,887	$ 6,887	$ 27,548	$ 27,548